Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

The Compensation Committee generally approves the grant of stock options to our directors, executive officer and eligible employees on a predetermined schedule at its meeting each December. We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock, and do not time the public release of such information based on award grant dates. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

During the last completed fiscal year, we have not made awards to any Named Executive Officer during the period beginning four business days before and ending one business day after the filing of a periodic report on Form 10-Q or Form 10-K or the filing or furnishing of a Current Report on Form 8-K that discloses material nonpublic information.

Award Timing Method	The Compensation Committee generally approves the grant of stock options to our directors, executive officer and eligible employees on a predetermined schedule at its meeting each December. We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our Common Stock, and do not time the public release of such information based on award grant dates. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false